Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Award Activity
A rollforward of award activity for the year ended December 31, 2016 of the Class M shares is as follows:

	Tranche 1			Tranche 2			Total
(In millions, except share and per share data)	Class M Shares	Weighted Average Conversion Price	Aggregate Intrinsic Value	Class M Shares	Weighted Average Conversion Price	Aggregate Intrinsic Value	Class M Shares	Weighted Average Conversion Price
Outstanding at January 1, 2016	6,815,504	$15.44		9,144,220	$15.91		15,959,724	$15.71
Granted	323,297	33.90		646,603	33.90		969,900	33.90
Converted	(1,993,576)	12.03		(2,473,456)	11.46		(4,467,032)	11.71
Forfeited	(230,655)	19.58		(833,873)	16.40		(1,064,528)	17.09
Repurchased	(445,985)	13.56		(135,662)	10.95		(581,647)	12.95
Outstanding at December 31, 2016	4,468,585	$18.27		6,347,832	$19.52		10,816,417	$19.00
Vested and expected to vest at December 31, 2016	4,437,356	$18.22	$132	6,297,187	$19.45	$180
Convertible at December 31, 2016[1]	2,631,542	$12.97	$92	3,307,697	$10.93	$123

[1] Includes shares scheduled to convert in the first six months of 2017 as a result of the 2016 Modification.
A rollforward of activity for the year ended December 31, 2016 for stock options is as follows:

(In millions, except share and per share data)	Options	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding at January 1, 2016	—	$—
Granted	470,644	33.95
Outstanding at December 31, 2016	470,644	$33.95
Vested and expected to vest at December 31, 2016	462,643	$33.95	$6

Fair Value Assumptions
The following represents the assumptions used for the fair value at grant date:

Assumptions used	Year ended December 31, 2016
Risk-free interest rate	1.0%
Dividend yield	—%
Expected volatility	25.0%
Expected term	2.63 years
Grant date assumptions used for valuation of Class M share awards are as follows:

	Years ended December 31,
Assumptions used	2016			2015			2014
Athene Class A share value	$32.90			$34.23			$26.02
Risk-free interest rate	0.5%	–	1.8%	0.9%	–	1.1%	0.6%
Expected dividend yield	—%			—%			—%
Expected volatility	30.0%			25.9%			17.5%
Expected term	3.00 years			2.42 years			2.39 years

Nonvested Share Activity
The following represents the activity of nonvested LTIP RSUs for the year ended December 31, 2016:

	RSU	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2016	—	$—
Granted	329,159	33.95
Forfeited	(1,032)	33.95
Nonvested at December 31, 2016	328,127	$33.95
The following represents the activity of nonvested Class M shares for the year ended December 31, 2016:

	Tranche 1		Tranche 2		Total
	Class M Shares	Weighted Average Grant Date Fair Value	Class M Shares	Weighted Average Grant Date Fair Value	Class M Shares	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2016	2,661,291	$7.74	8,036,554	$4.88	10,697,845	$5.59
Granted	323,297	8.45	646,603	11.42	969,900	10.43
Vested	(916,890)	6.67	(4,809,149)	2.14	(5,726,039)	2.87
Forfeited	(230,655)	5.62	(833,873)	2.14	(1,064,528)	2.89
Nonvested at December 31, 2016	1,837,043	$8.67	3,040,135	$11.36	4,877,178	$10.34

Components of Stock Compensation Expense
Components of stock compensation expense recorded on the consolidated statements of income are as follows:

	Years ended December 31,
(In millions)	2016	2015	2014
Class M – Tranche 1	$11	$12	$54
Class M – Tranche 2	66	50	47
Class A	2	5	47
LTIP	2	—	—
Stock-based compensation expense	$81	$67	$148